Supplement to the
Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
Capital Reserves Class
December 30, 2015
Prospectus

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

  In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces the similar information Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Fidelity® Tax-Exempt Money Market is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Fidelity® Tax-Exempt Money Market Fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

Fidelity® Tax-Exempt Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Shareholder Information" section under the heading "Selling Shares".

Special Limitations Affecting Redemptions of Fidelity® Tax-Exempt Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

DMFR-16-05 1.480142.136	September 30, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund)
Premium Class
December 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading and under "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements similar information found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions of Fidelity® Tax-Exempt Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

P12-16-03 1.9867463.103	September 30, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund
(formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
December 30, 2015
Prospectus

Fidelity® Tax-Free Money Market Fund has been renamed Fidelity® Tax-Exempt Money Market Fund.

The following information replaces the similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principle Investment Strategies" heading.

  Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

  In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces the similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Pricipal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Fidelity® Tax-Exempt Money Market Fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Fidelity® Tax-Exempt Money Market Fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

Fidelity® Tax-Exempt Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions of Fidelity® Tax-Exempt Money Market Fund :

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

TFM-16-06 1.761611.124	September 30, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
Daily Money Class
December 30, 2015
Prospectus

The following information replaces the similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

  In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces the similar information For Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Fidelity® Tax-Exempt Money Market Fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Fidelity® Tax-Exempt Money Market Fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

Fidelity® Tax-Exempt Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions of Fidelity® Tax-Exempt Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

DMFI-16-05 1.480141.135	September 30, 2016